UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07670

Name of Fund: BlackRock New Jersey Investment Quality Municipal Trust, Inc. (RNJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock New Jersey Investment Quality Municipal Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 10/31/2010

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2010 (Unaudited)	BlackRock New Jersey Investment Quality Municipal Trust, Inc. (RNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey — 128.7%

Corporate — 15.0%
New Jersey EDA, RB, AMT (a):
Continental Airlines Inc. Project, 7.00%, 11/15/30	$925	$930,671
Disposal, Waste Management of New Jersey, Series A, Mandatory Put Bonds, 5.30%, 6/01/15	500	540,520
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	175	183,286
Salem County Utilities Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	300	310,122

		1,964,599

County/City/Special District/School District — 12.2%
City of Perth Amboy New Jersey, GO, CAB (AGM), 5.07%, 7/01/34 (b)	100	94,943
Essex County Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	300	351,255
5.50%, 10/01/29	260	302,697
Hudson County Improvement Authority, RB:
CAB, Series A-1 (NPFGC), 4.51%, 12/15/32 (c)	1,000	283,600
Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	340	368,108
Middlesex County Improvement Authority, RB, Subordinate, Heldrich Center Hotel, Series B, 6.25%, 1/01/37	200	29,918
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.13%, 6/15/24	150	162,318

		1,592,839

Municipal Bonds	Par (000)	Value

New Jersey (continued)

Education — 21.3%
New Jersey EDA, School Facilities Construction, RB:
Series CC-2, 5.00%, 12/15/31	$200	$214,850
Series CC-2, 5.00%, 12/15/32	200	213,862
Series S, 5.00%, 9/01/36	200	207,358
Series Y, 5.00%, 9/01/33	400	421,712
New Jersey Educational Facilities Authority, RB, Montclair State University, Series J, 5.25%, 7/01/38	100	105,411
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	380	400,505
Georgian Court University, Series D, 5.00%, 7/01/33	100	98,790
Rowan University, Series B (AGC), 5.00%, 7/01/24	255	280,349
University of Medicine & Dentistry, Series B, 7.50%, 12/01/32	175	203,112
New Jersey Higher Education Assistance Authority, Refunding RB, Series 1A:
5.00%, 12/01/25	65	66,960
5.00%, 12/01/26	50	51,395
5.13%, 12/01/27	200	207,418
5.25%, 12/01/32	300	310,506

		2,782,228

Health — 16.4%
Burlington County Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 1/01/38	150	133,779
New Jersey EDA, RB, First Mortgage, Lions Gate Project, Series A:
5.75%, 1/01/25	60	57,800
5.88%, 1/01/37	110	98,361

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single Family

BLACKROCK NEW JERSEY INVESTMENT QUALITY MUNICIPAL TRUST, INC.	OCTOBER 31, 2010	1

Schedule of Investments (continued)	BlackRock New Jersey Investment Quality Municipal Trust, Inc. (RNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (continued)

Health (concluded)
New Jersey EDA, Refunding RB:
First Mortgage, Winchester, Series A, 5.80%, 11/01/31	$500	$504,610
Seabrook Village Inc. Facility, 5.25%, 11/15/26	140	128,328
New Jersey Health Care Facilities Financing Authority, RB:
Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	250	261,015
Meridian Health, Series I (AGC), 5.00%, 7/01/38	100	103,208
Virtua Health (AGC), 5.50%, 7/01/38	150	162,679
New Jersey Health Care Facilities Financing Authority, Refunding RB:
CAB, St. Barnabas Health, Series B, 5.90%, 7/01/30 (c)	500	125,300
CAB, St. Barnabas Health, Series B, 5.68%, 7/01/36 (c)	840	135,316
CAB, St. Barnabas Health, Series B, 5.74%, 7/01/37 (c)	900	127,593
Robert Wood Johnson, 5.00%, 7/01/31	90	91,920
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	250	210,715

		2,140,624

Housing — 13.6%
New Jersey State Housing & Mortgage Finance Agency, RB:
S/F Housing, Series CC, 5.00%, 10/01/34	210	215,508
S/F Housing, Series X, AMT, 4.85%, 4/01/16	500	526,285
S/F Housing, Series X, AMT, 5.05%, 4/01/18	215	228,526
Series A, 4.75%, 11/01/29	140	142,671
Series AA, 6.38%, 10/01/28	235	254,136
Series AA, 6.50%, 10/01/38	160	173,171
Newark Housing Authority, RB, South Ward Police Facility (AGC), 6.75%, 12/01/38	200	230,194

		1,770,491

State — 21.8%
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/24	300	333,156
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	570	631,064
Newark Downtown District Management Corp., 5.13%, 6/15/37	100	96,270
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	500	554,620
School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	300	343,776
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	150	158,253

Municipal Bonds	Par (000)	Value

New Jersey (concluded)

State (concluded)
New Jersey EDA, Refunding RB (concluded):
School Facilities Construction, Series AA, 5.50%, 12/15/29	$200	$223,554
School Facilities Construction, Series N-1 (NPFGC), 5.50%, 9/01/28	100	114,027
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A:
6.00%, 12/15/38	150	169,967
(AGC), 5.63%, 12/15/28	100	113,477
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/28	100	106,857

		2,845,021

Tobacco — 0.7%
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	100	93,588

Transportation — 19.4%
Delaware River Port Authority of Pennsylvania and New Jersey, RB, Series D, 5.00%, 1/01/40	95	99,039
New Jersey State Turnpike Authority, RB, Series E, 5.25%, 1/01/40	300	323,952
New Jersey State Turnpike Authority, Refunding RB (AMBAC):
Series C, 6.50%, 1/01/16	160	193,891
Series C, 6.50%, 1/01/16 (d)	785	894,021
Series C-2005, 6.50%, 1/01/16 (d)	55	68,232
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A, 5.88%, 12/15/38	175	194,744
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	250	278,262
South Jersey Transportation Authority, RB, Series A (NPFGC), 4.50%, 11/01/35	490	479,911

		2,532,052

Utilities — 8.3%
Cumberland County Improvement Authority, RB, Series A, 5.00%, 1/01/30	75	76,661
Passaic Valley Sewage Commissioners, Refunding RB, Sewer System, Series E (AMBAC), 5.75%, 12/01/21	1,000	1,001,300

		1,077,961

Total Municipal Bonds in New Jersey		16,799,403

Puerto Rico — 14.0%

County/City/Special District/School District — 3.8%
Puerto Rico Sales Tax Financing Corp., Refunding RB, First Sub-Series C:
6.00%, 8/01/39	205	230,773
(AGM), 5.13%, 8/01/42	250	262,815

		493,588

2	BLACKROCK NEW JERSEY INVESTMENT QUALITY MUNICIPAL TRUST, INC.	OCTOBER 31, 2010

Schedule of Investments (continued)	BlackRock New Jersey Investment Quality Municipal Trust, Inc. (RNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)

Housing — 1.4%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	$180	$184,360

State — 6.0%
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A (AMBAC), 4.37%, 7/01/37 (c)	795	142,901
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/27	215	237,917
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	365	396,313

		777,131

Utilities — 2.8%
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	350	367,836

Total Municipal Bonds in Puerto Rico		1,822,915

Total Municipal Bonds – 142.7%		18,622,318

Municipal Bonds Transferred to Tender Option Bond Trusts (e)

New Jersey — 1.9%

Transportation — 1.9%
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	240	250,499

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 1.9%		250,499

Total Long-Term Investments (Cost – $18,628,444) – 144.6%		18,872,817

Short-Term Securities	Shares

BIF New Jersey Municipal Money Fund, 0.04%, 12/31/22 (f)(g)	686,892	686,892

Total Short-Term Securities (Cost – $686,892) – 5.3%		686,892

Total Investments (Cost – $19,315,336*) – 149.9%		19,559,709
Other Assets Less Liabilities – 4.2%		552,833
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (1.2)%		(160,190)
Preferred Shares, at Redemption Value – (52.9)%		(6,900,418)

Net Assets Applicable to Common Shares – 100.0%		$13,051,934

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$19,153,060

Gross unrealized appreciation	$888,358
Gross unrealized depreciation	(641,626)

Net unrealized appreciation	$246,732

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Security is collateralized by Municipal or US Treasury obligations.

(e)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2010	Net Activity	Shares Held at October 31, 2010	Income

BIF New Jersey Municipal Money Fund	413,597	273,295	686,892	$58

(g)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

BLACKROCK NEW JERSEY INVESTMENT QUALITY MUNICIPAL TRUST, INC.	OCTOBER 31, 2010	3

Schedule of Investments (concluded)	BlackRock New Jersey Investment Quality Municipal Trust, Inc. (RNJ)
>

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Trust’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in securities:
Long-Term Investments[1]	—	$18,872,817	—	$18,872,817
Short-Term Securities	$686,892	—	—	686,892

Total	$686,892	$18,872,817	—	$19,559,709

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK NEW JERSEY INVESTMENT QUALITY MUNICIPAL TRUST, INC.	OCTOBER 31, 2010	4

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Investment Quality Municipal Trust, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock New Jersey Investment Quality Municipal Trust, Inc.

Date: December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Investment Quality Municipal Trust, Inc.

Date: December 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Investment Quality Municipal Trust, Inc.

Date: December 22, 2010